UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASHFLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 62,926		$ 59,460
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	30,666		22,889
Amortization of deferred tax benefit on intragroup transfers	0		(912)
Amortization of deferred charges	4,075		485
Drydocking expenditure	(37,593)		(7,000)
Unrealized foreign exchange (gains)/losses	(7,935)		1,413
Interest element included in obligations under capital leases	118		148
Trade accounts receivable	(9,773)		172
Inventories	317		316
Prepaid expenses, accrued income and other assets	(3,289)		(6,466)
Amount due to/from related companies	(1,208)		1,962
Trade accounts payable	4,518		80
Accrued expenses	2,288		9,030
Other current liabilities	(4,264)		(4,885)
Net cash provided by operating activities	40,846		76,692
INVESTING ACTIVITIES
Additions to vessels and equipment	(2,443)		(66,096)
Acquisition of Golar Maria (net of cash acquired)	(117,517)	[1]	0	[1]
Restricted cash and short term investments	55,976		(799)
Net cash used in investing activities	(63,984)		(66,895)
FINANCING ACTIVITIES
Proceeds from issuance of equity	130,244		0
Proceeds from short-term debt from a related party	20,000		0
Proceeds from long-term debt	225,000		0
Payment in connection with lease terminations	(2,365)		(1,755)
Cash Paid for Lease Termination	(250,980)		0
Repayments of long-term debt	(41,607)		(25,950)
Non-controlling interest dividend	0		(1,199)
Cash distributions paid	(58,083)		(34,292)
Contributions from Dropdown Predecessor	0		54,247
Financing costs paid	(4,313)		0
Net cash provided by (used in) financing activities	17,896		(8,949)
Net (decrease) increase in cash and cash equivalents	(5,242)		848
Cash and cash equivalents at beginning of period	66,327		49,218
Cash and cash equivalents at end of period	$ 61,085		$ 50,066

[1]	In addition to the cash consideration paid for the acquisition, there were non-cash considerations including assumption of bank debt of $89.5 million, interest rate swap liability of $3.1 million and other purchase price adjustments of $5.5 million (see note 12).